Business Combination - Details of Pre-Existing Relationship Between HDFC Bank Group ("the Bank and its Subsidiaries") and eHDFC Group (Detail) - eHDFC [Member] ₨ in Millions	Jul. 01, 2023 INR (₨)
Disclosure In Tabular Form Of Prexisting Relationship With Acquiree And Its Subsidiaries [Line Items]
Cash and due from Banks	₨ 52,875.3
Investments, available for sale, at market	18,407.5
Accrued expenses and other liabilities	(5,777.5)
Other assets	3,807.3
Net Assets	₨ 69,312.6